Document and Entity Information	9 Months Ended
Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Ominto, Inc.
Entity Central Index Key	0001097792
Amendment Flag	false
Document Type	S-1
Document Period End Date	Jun. 30, 2015
Entity Filer Category	Smaller Reporting Company